CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable	As of March 31, 2022 and December 31, 2021, notes payable were comprised of the following:	As of December 31, 2021 and December 31, 2020, notes payable were comprised of the following:
CONVERTIBLE NOTES PAYABLE
	Original	Due	Interest	Conversion	March 31,	December 31,
	Note Date	Date	Rate	Rate	2022	2021
Emunah Funding #4*	10/20/2018	7/20/2019	24%	Variable	2,990	2,990
FirstFire Global*	3/8/2021	3/8/2022	12%	0.09	57,000	149,000
Fourth Man #11	3/5/2021	3/5/2022	12%	0.09	—	26,000
Fourth Man #12	9/27/2021	9/27/2022	12%	0.015	111,000	111,000
Fourth Man #13	1/1/2022	1/10/2023	12%	0.015	140,000	—
Jefferson St Capital #2*	3/5/2019	10/18/2019	0%	Variable	5,000	5,000
Mast Hill Fund #1	1/27/2022	1/27/2023	12%	0.003	279,000	—
Mast Hill Fund #2	3/3/2022	3/3/2023	12%	0.001	63,000	—
Mammoth	3/3/2022	12/3/2021	0%	Variable	27,500	—
May Davis Partners	3/14/2022	12/14/2022	0%	Variable	27,500	—
Labrys Fund #2	7/28/2021	7/28/2022	12%	0.03	—	140,000
Optempus Invest #4*	11/2/2020	11/2/2021	10%	Variable	20,000	20,000
Optempus Invest #5*	11/5/2020	11/5/2021	10%	Variable	20,000	20,000
Optempus Invest #6*	12/31/2020	12/31/2021	6%	Variable	20,000	20,000
Power Up Lending #7	7/9/2021	7/9/2022	10%	Variable	—	78,750
Power Up Lending #8	8/2/2021	8/2/2022	10%	Variable	—	53,750
Power Up Lending #9	8/24/2021	8/24/2022	10%	Variable	—	78,750
Power Up Lending #10	9/8/2021	9/8/2022	10%	Variable	—	43,750
Power Up Lending #11	10/8/2021	10/8/2022	10%	Variable	43,750	43,750
Sixth St Lending #1	1/11/2022	1/11/2023	10%	Variable	53,750	—
Sixth St Lending #2	2/10/2022	2/10/2023	10%	Variable	48,750	—
Sixth St Lending #3	3/21/2022	3/21/2023	10%	Variable	53,750	—
					972,990	792,740
Less debt discount					(498,385)	(198,863)
Notes payable, net of discount					$474,605	$593,877

	Original	Due	Interest	Conversion	December 31,	December 31,
	Note Date	Date	Rate	Rate	2021	2020
BHP Capital NY #6	5/30/2019	2/29/2020	18%	Variable	—	27,500
BHP Capital NY #7	7/22/2019	7/22/2020	8%	Variable	—	37,950
BHP Capital NY #9	12/20/2019	12/20/2020	12%	Variable	—	11,075
Emunah Funding #4*	10/20/2018	7/20/2019	24%	Variable	2,990	2,990
Emunah Funding #8	1/31/2019	1/31/2020	24%	Variable	—	33,652
FirstFire Global	3/8/2021	3/8/2022	12%	0.09	149,000	—
Fourth Man #9	8/3/2020	8/3/2021	8%	Variable	—	27,500
Fourth Man #10	12/15/2020	12/15/2021	8%	Variable	—	33,000
Fourth Man #11	3/5/2021	3/5/2022	12%	0.09	26,000	—
Fourth Man #12	9/27/2021	9/27/2022	12%	0.015	111,000	—
Jefferson St Capital #2*	3/5/2019	10/18/2019	0%	Variable	5,000	5,000
Jefferson St Capital #6	6/21/2019	3/21/2020	18%	Variable	—	27,500
Jefferson St Capital #7	8/20/2019	5/20/2020	18%	Variable	—	38,500
Jefferson St Capital #8	12/20/2019	12/20/2020	12%	Variable	—	19,000
Labrys Fund #2	7/28/2021	7/28/2022	12%	0.03	140,000	—
Optempus Invest #4*	11/2/2020	11/2/2021	10%	Variable	20,000	20,000
Optempus Invest #5*	11/5/2020	11/5/2021	10%	Variable	20,000	20,000
Optempus Invest #6	12/31/2020	12/31/2021	6%	Variable	20,000	20,000
Power Up Lending #5	6/15/2020	6/15/2021	10%	Variable	—	13,100
Power Up Lending #6	6/24/2020	6/24/2021	10%	Variable	—	33,000
Power Up Lending #7	7/9/2021	7/9/2022	10%	Variable	78,750	—
Power Up Lending #8	8/2/2021	8/2/2022	10%	Variable	53,750	—
Power Up Lending #9	8/24/2021	8/24/2022	10%	Variable	78,750	—
Power Up Lending #10	9/8/2021	9/8/2022	10%	Variable	43,750	—
Power Up Lending #11	10/8/2021	10/8/2022	10%	Variable	43,750	—
					792,740	369,767
Less debt discount					(198,863)	(136,829)
Notes payable, net of discount					$593,877	$232,938

Schedule of Conversion of Common Stock for Convertible Notes	During the three months ended March 31, 2022, the Company issued the following shares of common stock upon the conversions of portions of the Convertible Notes:	During the year ended December 31, 2021, the Company issued the following shares of common stock upon the conversions of portions of the Convertible Notes:
CONVERTIBLE NOTES PAYABLE
	Principal	Interest	Fee	Total	Conversion	Shares
Date	Conversion	Conversion	Conversion	Conversion	Price	Issued	Issued to
1/3/2022	$51,500	$—	$1,000	$52,500	$0.00500	10,500,000	FirstFire
1/4/2022	26,000	12,329	1,750	$40,079	$0.00436	9,192,541	Fourth Man #11
1/13/2022	23,100	—	—	$23,100	$0.00210	11,000,000	Power Up #7
1/13/2022	—	36,000	—	$36,000	$0.00300	12,000,000	FirstFire
1/14/2022	22,000	—	—	$22,000	$0.00200	11,000,000	Power Up #7
1/21/2022	40,500	—	—	$40,500	$0.00300	13,500,000	FirstFire
2/1/2022	21,300	—	—	$21,300	$0.00170	12,529,412	Power Up #7
2/3/2022	12,350	3,938	—	$16,288	$0.00170	9,580,882	Power Up #7
2/14/2022	27,000	—	—	$27,000	$0.00160	16,875,000	Power Up #8
2/14/2022	26,750	1,600	—	$28,350	$0.00160	17,718,750	Power Up #8
2/25/2022	23,000	—	—	$23,000	$0.00130	17,692,308	Power Up #9
3/1/2022	21,200	—	—	$21,200	$0.00120	17,666,667	Power Up #9
3/7/2022	19,500	—	—	$19,500	$0.00110	17,727,273	Power Up #9
3/11/2022	15,050	950	—	$16,000	$0.00080	20,000,000	Power Up #9
3/16/2022	—	2,988	—	$2,988	$0.00067	4,458,955	Power Up #9
3/17/2022	13,400	—	—	$13,400	$0.00064	20,937,500	Power Up #10
3/21/2022	13,400	—	—	$13,400	$0.00064	20,937,500	Power Up #10
3/22/2022	13,400	—	—	$13,400	$0.00064	20,937,500	Power Up #10
3/24/2022	3,550	2,188	—	$5,738	$0.00064	8,964,844	Power Up #10
Total conversions	373,000	59,992	2,750	435,742		273,219,132
Gain on conversion	—	—	—	(20,986)
	$373,000	$59,992	$2,750	$414,756		273,219,132

CONVERTIBLE NOTES PAYABLE (Details 2)
	Principal	Interest	Fee	Total	Conversion	Shares
Date	Conversion	Conversion	Conversion	Conversion	Price	Issued	Issued to
1/5/2021	$13,000	$—	$—	$13,000	$0.01350	962,962	Power Up
1/7/2021	10,000	—	750	10,750	0.01500	716,667	Jefferson St
1/11/2021	100	2,150	—	2,250	0.02250	100,000	Power Up
1/11/2021	15,000	—	—	15,000	0.02250	666,667	Power Up
1/12/2021	11,075	52	500	11,627	0.01650	704,648	BHP
1/14/2021	18,000	1,650	—	19,650	0.02700	727,778	Power Up
1/15/2021	—	6,300	—	6,300	0.01500	420,000	Emunah
1/20/2021	30,000	5,000	1,200	36,200	0.01800	2,011,111	BHP
1/22/2021	—	3,300	—	3,300	0.01500	220,000	Emunah
1/26/2021	27,500	1,088	500	29,088	0.01800	1,615,983	Fourth Man
2/8/2021	5,400	2,105	—	7,505	0.02250	333,571	Emunah
2/8/2021	7,950	344	1,200	9,494	0.02700	351,645	BHP
2/9/2021	7,550	19	—	7,569	0.02250	336,381	Emunah
2/11/2021	27,500	6,063	750	34,313	0.03600	953,144	BHP
2/16/2021	20,702	95	—	20,797	0.03000	693,242	Emunah
3/8/2021	17,500	3,352	750	21,602	0.16575	130,329	Jefferson St
6/23/2021	10,000	—	500	10,500	0.03000	350,000	Fourth Man
7/21/2021	10,000	—	750	10,750	0.01950	551,282	Jefferson St
8/5/2021	23,000	1,624	500	25,124	0.01620	1,550,885	Fourth Man
8/9/2021	48,351	8,377	1,750	58,478	0.02250	2,599,000	Labrys
8/9/2021	15,000	—	—	15,000	0.01730	867,052	Redstart
8/11/2021	20,000	—	—	20,000	0.01440	1,388,889	Redstart
8/17/2021	20,000	—	—	20,000	0.00870	2,298,851	Redstart
8/18/2021	91,649	271	1,750	93,671	0.02250	4,163,140	Labrys
8/23/2021	8,500	3,175	—	11,675	0.00680	1,716,912	Redstart
8/23/2021	10,000	—	750	10,750	0.00657	1,637,471	Jefferson St
8/25/2021	18,500	5,997	750	25,247	0.00640	3,943,372	Jefferson St
9/15/2021	15,000	—	500	15,500	0.00542	2,861,098	Jefferson St
9/22/2021	25,000	271	1,750	27,021	0.00541	4,994,547	Fourth Man
9/28/2021	11,000	4,022	500	15,522	0.00853	1,820,723	Jefferson St
10/11/2021	31,500	—	—	31,500	0.00750	4,200,000	FirstFire
10/20/2021	38,750	—	1,000	39,750	0.00750	5,300,000	FirstFire
10/20/2021	29,000	—	1,750	30,750	0.00541	5,683,918	Fourth Man
11/2/2021	16,022	—	500	16,522	0.00437	3,784,252	Jefferson St
11/4/2021	40,250	—	1,000	41,250	0.00750	5,500,000	FirstFire
11/10/2021	25,000	—	1,750	26,750	0.00436	6,135,321	Fourth Man
11/22/2021	36,500	—	1,000	37,500	0.00500	7,500,000	FirstFire
11/29/2021	35,000	—	1,750	36,750	0.00436	8,428,899	Fourth Man
12/9/2021	44,000	—	1,000	45,000	0.00500	9,000,000	FirstFire
12/16/2021	44,000	—	1,000	45,000	0.00500	9,000,000	FirstFire
Total conversions	877,299	55,255	25,900	958,454		106,219,740
Loss on conversion	—	—	—	488,073
	$877,299	$55,255	$25,900	$1,446,528		106,219,740